Leases - Summary of Future Minimum Lease Payments Receivable (Detail) - Future minimum lease [Member] - Mexico [Member] - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	$ 3,310,490	$ 3,813,070	$ 4,269,738
Less Than One Year [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	1,320,582	1,368,927	1,331,301
Less Than Two Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	914,749	1,109,585	1,074,436
Less Than Three Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	594,693	768,681	875,768
Less Than Four Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	368,601	390,332	592,384
Later than four years and not later than five years [Member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	58,594	105,303	299,145
More than five years [Member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	$ 53,271	$ 70,242	$ 96,704